Leases (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Future Minimum Payments Under Non-Cancelable Operating Leases

(in millions)	Amount Due
2012	$10.7
2013	9.3
2014	7.8
2015	6.7
2016	5.9
Thereafter	13.4

Total	$53.8